Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 19,308	$ 15,396
Operating expenses:
Operating costs	10,727	9,003
Depreciation and amortization	4,121	2,576
Restructuring, acquisition and other	685	310
Finance costs	2,047	1,233
Other expense (income)	362	(15)
Income before income tax expense	1,366	2,289
Income tax expense	517	609
Net income for the year	$ 849	$ 1,680
Earnings per share:
Basic (in dollars per share)	$ 1.62	$ 3.33
Diluted (in dollars per share)	$ 1.62	$ 3.32